Debt (Tables)	12 Months Ended
Jan. 03, 2015
Debt
Schedule of components of debt excluding capital lease obligations

The Company's debt consisted of the following, excluding capital lease obligations, (in millions):

	January 3, 2015	December 28, 2013
U.S. revolving line of credit	$389.0	$250.0
U.S. term loan	231.3	246.9
Other international	3.3	3.8

Total debt	623.6	500.7

Less current portion	15.7	12.6

Long-term debt	$607.9	$488.1

Schedule of maturity of debt excluding capital lease obligations

The Company's debt as of January 3, 2015, excluding capital lease obligations, matures as follows (in millions):

Less than 1 Year	$15.7
Year 2	22.0
Year 3	18.9
Year 4	564.1
Year 5	0.1
Thereafter	2.8

Total	$623.6